
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    03/31/94


Institutional Investment Manager:

THE BOSTON COMPANY INSTITUTIONAL INVESTORS, INC.
ONE BOSTON PLACE
BOSTON                                            MA            02108-0000


Assets reportable under Section 13(F) of the Securities
Exchange Act of 1934 are included in the report on Form 13F of the reporting institution's parent company, Mellon Bank, N.A., to which reference is hereby made.


Name, Title and Telephone Number of Person Submitting Report:

    CHARLES C. CUTRELL, III        COUNSEL                      617-722-7167


Signature, Place and Date of Signing:

/s/ CHARLES C. CUTRELL, III        BOSTON                       MA    05/09/94


Managers Reporting on Behalf of Reporting Manager:

MELLON BANK, N.A.                                               028-00620

























                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED